Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Information

(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	Year
2017
Total revenues	$1,106	$1,094	$1,034	$937	$4,171
Gross profit	82	108	87	65	342
Equity in earnings of unconsolidated affiliates	9	32	23	8	72
Operating income	63	103	73	27	266
Net income (a)	38	79	47	278	442
Net income attributable to noncontrolling interests	(1)	(2)	(2)	(3)	(8)
Net income attributable to KBR (a)	37	77	45	275	434
Net income attributable to KBR per share:
Net income attributable to KBR per share—Basic	$0.26	$0.54	$0.32	$1.94	$3.06
Net income attributable to KBR per share—Diluted	$0.26	$0.54	$0.32	$1.94	$3.06

(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	Year
2016
Total revenues	$996	$1,009	$1,073	$1,190	$4,268
Gross profit (loss) (b)	68	74	(36)	6	112
Equity in earnings of unconsolidated affiliates	29	33	19	10	91
Operating income (loss) (b)	65	63	(67)	(33)	28
Net income (loss)	45	47	(57)	(86)	(51)
Net income attributable to noncontrolling interests	(3)	—	(6)	(1)	(10)
Net income (loss) attributable to KBR	42	47	(63)	(87)	(61)
Net income (loss) attributable to KBR per share:
Net income (loss) attributable to KBR per share—Basic	$0.30	$0.32	$(0.44)	$(0.61)	$(0.43)
Net income (loss) attributable to KBR per share—Diluted	$0.30	$0.32	$(0.44)	$(0.61)	$(0.43)

(a)
Net income and Net income attributable to KBR in the fourth quarter of 2017 were favorably impacted by a release of a valuation allowance of $223 million on the basis of management's reassessment of the amount of its U.S. deferred tax assets that are more likely than not to be realized and an $18 million favorable impact related to the Tax Act. See Note 15 to our consolidated financial statements.

(b)
Gross profit and operating income in the fourth quarter of 2016 was unfavorably impacted by changes in estimated costs to complete a downstream EPC project in the U.S. of $94 million and the correction of an immaterial error of $13 million within our HS business segment. See Note 2 to our consolidated financial statements. The acquisitions of Wyle and HTSI contributed $24 million to gross profit in the fourth quarter of 2016.